Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of rollforward of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Transfers (a)	December 31, 2023

Cost
Goodwill	—	901,417	—	—	—	901,417
Slots	—	126,547	—	—	—	126,547
Software	—	946,516	251,683	(422,080)	192	776,311
		1,974,480	251,683	(422,080)	192	1,804,275
Amortization
Software	19%	(547,957)	(182,264)	389,193	—	(341,028)
		(547,957)	(182,264)	389,193	—	(341,028)

Total intangible assets, net		1,426,523	69,419	(32,887)	192	1,463,247

(a)The balances of transfers are between “Property and equipment”, “Right-of-use assets”, and "Intangible assets”.

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	December 31, 2022

Cost
Goodwill		901,417	—	—	901,417
Slots		126,547	—	—	126,547
Software		748,049	198,525	(58)	946,516
		1,776,013	198,525	(58)	1,974,480

Amortization
Software	17%	(417,975)	(129,982)	—	(547,957)
		(417,975)	(129,982)	—	(547,957)

Total intangible assets, net		1,358,038	68,543	(58)	1,426,523

Disclosure of intangible assets with indefinite useful life

	December 31,
Description	2023	2022

Carrying amount – Goodwill and slots	1,027,964	1,027,964